Note 6 - Share Capital (Detail) - Outstanding Options Under the Protiva Option Plan (CAD)	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2009 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Beginning Balance [Member]	Dec. 31, 2012 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2011 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2010 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2012 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2011 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2010 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2009 Protiva Share Options [Member] Beginning Balance [Member]	Dec. 31, 2012 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2011 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2010 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2012 Protiva Share Options [Member] Total [Member]	Dec. 31, 2011 Protiva Share Options [Member] Total [Member]	Dec. 31, 2010 Protiva Share Options [Member] Total [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2011 Exercised [Member]	Dec. 31, 2010 Exercised [Member]	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2010 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Number of Protiva Options	1,970,145	865,628	350,457	(10,218)	(18,366)	(574)	321,299	331,517	349,883	519,073	(15,135)	(27,202)	(850)	475,885	491,020	518,223	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Equivalent number of Company common shares	1,970,145	865,628	350,457	(10,218)	(18,366)	(574)	321,299	331,517	349,883	519,073	(15,135)	(27,202)	(850)	475,885	491,020	518,223	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Weighted average exercise price (in Dollars per share)		10.10								0.30	0.30	0.30	0.30	0.30	0.30	0.30	2.34	1.50	3.63	21.27	27.42	27.38	4.54	5.32	7.95